Pension and Post-retirement and Other Benefit Plans - Net Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1	$ 237.7	$ 301.8
Fair value of plan assets at December 31	249.7	237.7	$ 301.8
Amounts recognized in the Consolidated Balance Sheets at December 31
Accrued pension and other post-retirement benefits, less current portion	(24.6)	(32.0)	(57.6)
Pensions
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at January 1	269.2	357.7	384.0
Service cost	1.1	1.7	2.2
Interest cost	12.8	7.4	6.4
Actuarial (gain) loss	6.9	(76.2)	(13.8)
Plan participants' contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	1.7	(4.7)	(4.8)
Projected benefit obligation at December 31	274.1	269.2	357.7
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1	237.7	301.7	290.8
Company contributions	11.9	3.3	13.0
Actual return on plan assets	17.2	(49.7)	15.3
Plan participants' contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	0.7	(0.9)	(1.1)
Fair value of plan assets at December 31	249.9	237.7	301.7
Funded status of the plans (liability) at December 31	(24.2)	(31.5)	(56.0)
Amounts recognized in the Consolidated Balance Sheets at December 31
Other current liabilities	(1.6)	(1.5)	(0.9)
Accrued pension and other post-retirement benefits, less current portion	(22.6)	(30.0)	(55.1)
Net amount recognized	$ (24.2)	$ (31.5)	$ (56.0)